Supplement to the
Strategic Advisers® Core Income Fund
April 29, 2017
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Stewart Wong, CLU, ChFC (senior portfolio manager) has managed PGIM’s portion of the fund’s assets since 2013.

The following information supplements similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading for PGIM.

Stewart Wong, CLU, ChFC, serves as senior portfolio manager for PGIM's portion of the fund's assets, which he has managed since 2013. Mr. Wong is a Principal on the Multi-Sector Portfolio Management team for PGIM Fixed Income, and a senior portfolio manager on the Core Conservative strategy. Mr. Wong is also head of Agency Mortgage Backed Securities and is responsible for performance across all mandates including Core Conservative, Core, Core Plus, Mutual Funds, Liquidity Relative Value Strategies and the Firm’s proprietary accounts. Prior to assuming his current position in 1994, he developed proprietary fixed income analytics within the Financial Strategies Group. Mr. Wong joined the Firm in 1988. He received a BA in Computer Science from New York University and an MBA in Finance from Pace University. Mr. Wong holds the Chartered Life Underwriter (CLU) and Chartered Financial Consultant (ChFC) designations.

SSC-17-01 1.924229.105	September 8, 2017

Supplement to the
Strategic Advisers® Core Income Fund
April 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Management Contract" section under the heading "Portfolio Manager Compensation - PGIM".

The following table provides information relating to other accounts managed by Mr. Herbst as of February 28, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	9	24
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,783	$19,835	$9,993
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Core Income Fund $1,758 (in millions) assets managed.

As of February 28, 2017, the dollar range of shares of Strategic Advisers® Core Income Fund beneficially owned by Mr. Herbst was none.

The following table provides information relating to other accounts managed by Mr. Wong as of February 28, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	9	24
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,783	$19,835	$9,993
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Core Income Fund $1,758 (in millions) assets managed.

As of February 28, 2017, the dollar range of shares of Strategic Advisers® Core Income Fund beneficially owned by Mr. Wong was none.

SSCB-17-01 1.924230.106	September 8, 2017